REVENUE, OTHER INCOME AND GAINS - Transaction Price Amounts Allocated to Remaining Performance Obligations (Details) - Novartis - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	$ 68,789	$ 125,310
PO1: Licensing of Intellectual Property and Completion of Legend Phase 1 Trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	68,490	120,710
Within 1 year | PO1: Licensing of Intellectual Property and Completion of Legend Phase 1 Trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	56,292	63,360
1 - 2 years | PO1: Licensing of Intellectual Property and Completion of Legend Phase 1 Trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	12,198	37,920
2 - 3 Years | PO1: Licensing of Intellectual Property and Completion of Legend Phase 1 Trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue		12,490
3 - 4 years | PO1: Licensing of Intellectual Property and Completion of Legend Phase 1 Trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	0	6,940
After 4 years | PO1: Licensing of Intellectual Property and Completion of Legend Phase 1 Trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Amounts expected to be recognized as revenue	$ 0	$ 0